Note 28 - Subsidiaries - Disclosure of Subsidiaries (Details)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
First Majestic Silver Corp. [member]
Statement Line Items [Line Items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Corporacion First Majestic, S.A. de C.V [member]
Statement Line Items [Line Items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Primero Empresa Minera, S.A de C.V. [Member]
Statement Line Items [Line Items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Nusantara de Mexico, S.A. de C.V. [member]
Statement Line Items [Line Items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Minera La Encantada, S.A. de C.V. [member]
Statement Line Items [Line Items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
La Encantada Procesadora de Minerales, S.A. de C.V. [member]
Statement Line Items [Line Items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
First Majestic Plata, S.A. de C.V. [member]
Statement Line Items [Line Items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Minera El Pilon, S.A. de C.V. [member]
Statement Line Items [Line Items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
First Majestic Del Toro, S.A. de C.V. [member]
Statement Line Items [Line Items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
La Guitarra Compania Minera, S.A. de C.V. [member]
Statement Line Items [Line Items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Majestic Services, S.A. de C.V. [member]
Statement Line Items [Line Items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Santa Elena Oro y Plata, S.A. de C.V. [member]
Statement Line Items [Line Items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
FM Metal Trading (Barbados) Ltd [Member]
Statement Line Items [Line Items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Silver Trading (Barbados) Ltd. [Member]
Statement Line Items [Line Items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
FMS Trading AG [member]
Statement Line Items [Line Items]
Proportion of ownership interest in subsidiary	100.00%	100.00%